Outstanding Long-Term Debt Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Capitalization, Long-term Debt [Line Items]
Capital lease obligations (average rate of 8.1% and 6.3% in 2013 and 2012, respectively)	$ 293	$ 298
Unamortized discount, net of premium	(264)	(228)
Total long-term debt, including current maturities	93,144	51,487
Less long-term debt maturing within one year	3,486	3,869
Total long-term debt	89,658	47,618
Verizon Communications | 0.50% - 3.85% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	0.50%
Interest rate range, maximum	3.85%
Maturity date range, start	2014
Maturity date range, end	2042
Notes payable and other	20,416	11,198
Verizon Communications | 4.50% - 5.50% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	4.50%
Interest rate range, maximum	5.50%
Maturity date range, start	2015
Maturity date range, end	2041
Notes payable and other	20,226	7,062
Verizon Communications | 5.55% - 6.90% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	5.55%
Interest rate range, maximum	6.90%
Maturity date range, start	2016
Maturity date range, end	2043
Notes payable and other	31,965	11,031
Verizon Communications | 7.35% - 8.95% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	7.35%
Interest rate range, maximum	8.95%
Maturity date range, start	2018
Maturity date range, end	2039
Notes payable and other	5,023	5,017
Verizon Communications | Floating Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date range, start	2014
Maturity date range, end	2018
Notes payable and other	5,500	1,000
Verizon Wireless | 8.50% - 8.88% Notes Payable and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	8.50%
Interest rate range, maximum	8.88%
Maturity date range, start	2015
Maturity date range, end	2018
Notes payable and other	3,931	8,635
Verizon Wireless | 6.80% - 7.88% Alltel assumed notes
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	6.80%
Interest rate range, maximum	7.88%
Maturity date range, start	2016
Maturity date range, end	2032
Notes payable and other	1,300	1,500
Telephone Subsidiaries | 5.13% - 6.86% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	5.13%
Interest rate range, maximum	6.86%
Maturity date range, start	2027
Maturity date range, end	2033
Notes payable and other	1,075	2,045
Telephone Subsidiaries | 7.38% - 7.88% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	7.38%
Interest rate range, maximum	7.88%
Maturity date range, start	2022
Maturity date range, end	2032
Notes payable and other	1,099	1,349
Telephone Subsidiaries | 8.00% - 8.75% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	8.00%
Interest rate range, maximum	8.75%
Maturity date range, start	2019
Maturity date range, end	2031
Notes payable and other	880	880
Other Subsidiaries | 6.84% - 8.75% Debentures And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	6.84%
Interest rate range, maximum	8.75%
Maturity date range, start	2018
Maturity date range, end	2028
Notes payable and other	$ 1,700	$ 1,700